PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment at cost	$ 1,175,427	$ 1,139,804
Less - accumulated depreciation	(453,923)	(396,522)
Property and equipment, net	721,504	743,282
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment at cost	1,128,493	1,092,870
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment at cost	$ 46,934	$ 46,934